Revenue	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Revenue

3.	Revenue
Revenue recorded in the Consolidated Statement of Comprehensive Income/(Loss) consists of the following:

For the years ended December 31,	2025 $	2024 $	2023 $
Contract revenue	4,659	4,315	750
Grant revenue	—	513	2,580
Total revenue	4,659	4,828	3,330
All amounts recorded in contract revenue were generated in the United States.
During the years ended December 31, 2025, and 2024 the Group recognized  $4,659 and $315, respectively in royalty revenue pursuant to a license agreement executed in 2011 with Karuna Therapeutics, Inc. ("Karuna"). Under the terms of the license agreement, Karuna and its acquirer Bristol Myers Squibb ("BMS") pays the Group a royalty that amounts to 3% of annual net sales of Cobenfy.
During the year ended December 31, 2024, the Group achieved and received a $4,000 milestone payment from BMS following the approval by the U.S. Food and Drug Administration ("FDA") to market KarXT as Cobenfy, pursuant to the license agreement discussed above. This milestone payment was recognized as contract revenue during the year ended December 31, 2024.
The Group’s contract related to contract revenue for the year ended December 31, 2023 was determined to have a single performance obligation which consisted of a deliverable of research and development services. For such contract, revenue was recognized over time based on the input method which the Group believes is a faithful depiction of the transfer of goods and services. Progress was measured based on costs incurred to date as compared to total projected costs. Payments for such contract were primarily made up-front on a periodic basis.
Disaggregated Revenue
The Group disaggregates contract revenue in a manner that depicts how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors. The Group disaggregates revenue based on contract revenue or grant revenue, and further disaggregates contract revenue based on the transfer of control of the underlying performance obligations.

Timing of contract revenue recognition for the years ended December 31,	2025 $	2024 $	2023 $
Transferred at a point in time	4,659	4,315	—
Transferred over time	—	—	750
	4,659	4,315	750

Customers over 10% of revenue	2025 $	2024 $	2023 $
Customer A	—	—	750
Customer B	4,659	4,315	—
	4,659	4,315	750
Accounts receivable represent rights to consideration in exchange for services that have been transferred by the Group, when payment is unconditional and only the passage of time is required before payment is due. Accounts receivable do not bear interest and are recorded at the invoiced amount. Accounts receivable are included within trade and other receivables on the Consolidated
Statement of Financial Position. The accounts receivable related to contract revenue were $1,517 and $868 as of December 31, 2025 and 2024, respectively.